Note 1 - Nature of Operations and Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Percent of Revenue	99.00%
Amortization of Value of Business Acquired (VOBA)	$ 75,761	$ 85,019
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	70,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	63,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	44,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	13,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	8,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 3,991,112	$ 3,860,908
Capital Leased Assets Number of Units New During Period	1	5
Capital Lease Obligations Incurred	$ 184,100	$ 13,450
Repayments of Long-term Capital Lease Obligations	395,024	501,379
Capital Leases, Future Minimum Payments Due, Next Twelve Months	324,151
Capital Leases, Future Minimum Payments Due in Two Years	74,034
Capital Leases, Future Minimum Payments Due in Three Years	6,259
Capital Lease Obligations	377,259	553,028
Capital Leases, Future Minimum Payments Due	404,444
Capital Leases, Future Minimum Payments, Interest Included in Payments	27,185
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	745,601	992,449
Reinsurance Recoverables	56,332,692	55,910,993
Policy Claims Liability Estimate of Outstanding Claims	$ 721,592	$ 940,600
Participating Policies as Percentage of Gross Insurance in Force	15.00%	15.00%
Liability for Future Policy Benefit by Product Segment, Interest Rate, Year of Issue	3.00%	3.00%
Investment Yields Used For Expected Gross Profits	4.50%
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 1.00
Common Stock, Shares Authorized (in Shares) | shares	4,000,000
Weighted Average Number of Shares Outstanding, Basic (in Shares) | shares	1,120,306	1,126,365
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share) | $ / shares	$ 0.21	$ 0.20
Reserves Ceded to Reinsurers [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Reinsurance Recoverables	$ 55,510,620	$ 55,154,752
Insurance Contracts Acquired in Business Combination [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 696,080	$ 620,319
Maximum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
ShortTermInvestmentsMaturityDateTerm	1 year
CashAndCashEquivalentsMaturityTerm	3 months
Investment Yields Used For Expected Gross Profits	9.17%
Minimum [Member]
Note 1 - Nature of Operations and Accounting Policies (Details) [Line Items]
ShortTermInvestmentsMaturityDateTerm	3 months
Investment Yields Used For Expected Gross Profits	3.56%